Shareholders' Equity (Tables)	12 Months Ended
Mar. 31, 2024
Shareholders' Equity [Abstract]
Schedule of Warrants Outstanding	Following is a summary of the status of warrants outstanding and exercisable as of March 31, 2024:
	Warrants	Weighted Average Exercise Price	Aggregate Intrinsic Value
Warrants outstanding, as of March 31, 2022	—	—	—
Issued	6,340,000	$3.0	—
Exercised	—	—	—
Expired	—	—	—
Warrants outstanding, as of March 31, 2023	6,340,000	$3.0	—
Issued	287,274,910	0.46	—
Exercised	3,380,000	—	—
Expired	—	—	—
Warrants outstanding, as of March 31, 2024	290,234,910	0.48	—
Warrants exercisable, as of March 31, 2024	290,234,910	0.48	—

Schedule of Warrants Exercisable
	Warrants exercisable in ordinary shares	Weighted Average Exercise Price	Average Remaining Contractual Life
August 9, 2021 warrants	8,880,000	$1.0	2.4 years
October 2, 2023 warrants	35,739,270	0.4888	4.6 years
November 16, 2023 warrants	53,608,910	0.5288	4.7 years
January 17, 2024 warrants	160,826,730	0.4146	4.8 years
March 5, 2024 warrants	222,600,000	0.4933	4.9 years